Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 6 - Equity

Common Stock

In the quarter ended March 31, 2015, we received $215,000 for shares of our common stock; however, the shares were not issued as of March 31, 2015, and are included in Common stock issuable within the equity section of the condensed consolidated balance sheet.

In February, 2014, we entered into an agreement whereby we may sell up to $10,000,000 of our common stock to Lincoln Park Capital Fund LLC (“Lincoln Park") from time to time over a 36-month period commencing on the date that a registration statement filed with the Securities and Exchange Commission (“SEC”) is declared effective by the SEC, and a final prospectus is filed. We may direct Lincoln Park to purchase up to 75,000 shares of our common stock in separate transactions not to exceed $500,000 per transaction (“Regular Purchase”). We may request multiple Regular Purchases so long as at least two business days have passed since the most recent regular purchase was completed. The price of the common shares is based on the market price of the common stock during the twelve business days preceding the request, with a floor of $0.25 per common share. If the market price of the common stock is above $0.60 per share, in certain circumstances we may direct Lincoln Park to purchase up to 150,000 shares of our common stock. The number of shares of our common stock sold to Lincoln Park is limited such that at no time will Lincoln Park have beneficial ownership of more than 9.99% of the then outstanding shares of our common stock. As part of entering into that agreement, we issued 671,785 shares of common stock as equity issuance costs for no consideration. To date, there have been no shares of our common stock sold to Lincoln Park due to the litigation with Spirit Bear. We are in discussions with Lincoln Park concerning its ability to perform under the agreement based on the litigation with Spirit Bear.

Preferred stock

Spirit Bear, a related party, holds all of our preferred stock. Each share of Series A Preferred Stock (“Preferred Stock”) is convertible into 50,000 shares of common stock. Each share of Preferred Stock has voting rights as if they were converted into 50,000 shares of common stock. The holders of each share of Preferred Stock then outstanding shall be entitled to be paid out of the Available Funds and Assets (as defined in the “Certificate of Designation”), and prior and in preference to any payment or distribution (or any setting apart of any payment or distribution) of any Available Funds and Assets on any shares of common stock, an amount per preferred share equal to the Preferred Stock Liquidation Price ($2,500 per share).

Common stock

In December, 2014, we received $401,130 for 729,328 shares of our common stock; however, the shares were not issued until 2015, and are included in Common stock issuable within the equity section of the consolidated balance sheet. We will also issue 729,328 warrants associated with the sale of these shares, with a weighted-average exercise price of $0.71 per share and a weighted-average life of 3.4 years.

In February, 2014, we entered into an agreement whereby we may sell up to $10,000,000 of our common stock to Lincoln Park Capital Fund LLC (“Lincoln Park") from time to time over a 36-month period commencing on the date that a registration statement filed with the Securities and Exchange Commission (“SEC”) is declared effective by the SEC, and a final prospectus is filed. We may direct Lincoln Park to purchase up to 75,000 shares of our common stock in separate transactions not to exceed $500,000 per transaction (“Regular Purchase”). We may request multiple Regular Purchases so long as at least two business days have passed since the most recent regular purchase was completed. The price of the common shares is based on the market price of the common stock during the twelve business days preceding the request, with a floor of $0.25 per common share. If the market price of the common stock is above $0.60 per share, in certain circumstances we may direct Lincoln Park to purchase up to 150,000 shares of our common stock. The number of shares of our common stock sold to Lincoln Park is limited such that at no time will Lincoln Park have beneficial ownership of more than 9.99% of the then outstanding shares of our common stock. As part of entering into that agreement, we issued 671,785 shares of common stock as equity issuance costs for no consideration. To date, there have been no shares of our common stock sold to Lincoln Park due to the litigation with Spirit Bear. We are in discussions with Lincoln Park concerning its ability to perform under the agreement based on the litigation with Spirit Bear.

Common stock warrants issued with the sale of our common stock

When we sell shares of our common stock the buyer also typically receives fully-vested common stock warrants with a maximum contractual term of 3-5 years. A summary of common stock warrants issued with the sale of our common stock as of December 31, 2014, and changes during the year then ended is presented below:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	12,901,955	$0.52
Granted	6,612,810	0.58
Exercised	(400,000)	0.35
Forfeited or expired	(1,084,597)	0.35
Outstanding, December 31, 2014	18,030,168	$0.56	2.1	$457,500
Exercisable, December 31, 2014	18,030,168	$0.56	2.1	$457,500